Summary Of Significant Accounting Policies (Details2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Aegean Sea Maritime Holdings Inc [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Amorgos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Andros Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Anthikithira Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		06/07-12/31/2011
Antiparos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Amindra Shipping Co. [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		04/28-12/31/2011
Crete Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Folegandros Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			10/26 - 12/31/2010
Ikaria Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Ios Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Kithira Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		06/07-12/31/2011
Kos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Mytilene Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Navios Maritime Acquisition Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			01/01 -12/31/2010
Navios Acquisition Finance (U.S.) Inc. [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Co-Issuer
Country of Incorporation	Delaware
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			10/05-12/31/2010
Rhodes Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Serifos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			10/26 -12/31/2010
Shinyo Dream Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Kannika Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Kieran Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Loyalty Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Navigator Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Ocean Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Shinyo Saowalak Limited [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			09/10 -12/31/2010
Sifnos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Skiathos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Skopelos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Syros Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Thera Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Tinos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		01/01 -12/31/2011
Statement Of Operations Year Minus 2			05/28 - 12/31/2010
Oinousses Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		10/05-12/31/2011
Psara Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		10/05-12/31/2011
Anitpsara Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List
Nature of Subsidiary	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
Statement Of Operations Current Year	01/01 -12/31/2012
Statement Of Operations Prior Year		10/05-12/31/2011